Trade and other receivables and Other non-current assets (Tables)	12 Months Ended
Mar. 31, 2020
Text block [abstract]
Summary of Trade and Other Receivables and Other Noncurrent Assets

	As at March 31,
	2019 Non- current	2019 Current	2019 Total	2020 Non- current	2020 Current	2020 Total	2020 Non- current	2020 Current	2020 Total
	( ₹ in million)	( ₹ in million)	( ₹ in million)	( ₹ in million)	( ₹ in million)	( ₹ in million)	(US dollars in million)	(US dollars in million)	(US dollars in million)
Financial
Bank Deposits 1	221	—	221	338	—	338	4	—	4
Site restoration assets 2	5,457	—	5,457	6,199	—	6,199	82	—	82
Trade receivables 3 ,7	36,876	39,824	76,700	31,111	26,936	58,047	413	357	770
Others 5	5,354	2,669	8,023	11,694	9,279	20,973	155	123	278
Loans to related parties	51	737	788	42	793	835	1	10	11
Receivables from related parties	—	578	578	—	1,180	1,180	—	16	16
Advance recoverable (oil and gas business)	—	21,662	21,662	—	13,710	13,710	—	182	182

Total—Financial (A)	47,959	65,470	113,429	49,384	51,898	101,282	655	688	1,343

Non Financial
Balance with Government Authorities	5,209	6,096	11,305	5,526	9,765	15,291	73	130	203
Advance for supplies	—	14,792	14,792	—	14,005	14,005	—	186	186
Advance for supplies to related party	—	5,576	5,576	—	208	208	—	3	3
Others 4,6	11,331	8,100	19,431	15,448	7,401	22,849	205	98	303

Total—Non Financial (B)	16,540	34,564	51,104	20,974	31,379	52,353	278	417	695

Total (A+B)	64,499	100,034	164,533	70,358	83,277	153,635	933	1,105	2,038

1.	includes ₹ 202 million and ₹ 245 million ($ 3 million) under lien with banks and ₹ 14 million and ₹ 50 million ($ 1 million) held as margin money as at March 31, 2019 and March 31, 2020 respectively.
2.
includes deposit in Site Restoration Fund of
₹
 4,776 million and
₹
 6,199 million ($ 82 million) and investment in a rehabilition trust of
₹
 681 million and
₹
 Nil ($ Nil) as at March 31, 2019 and March 31, 2020, respectively.

3.
In July 2017, the Appellate Tribunal for Electricity (APTEL) dismissed the appeal filed by one of the Group’s subsidiaries, Talwandi Sabo Power Limited (TSPL) with respect to the interpretation of how the calorific value of coal and costs associated with it should be determined. However, APTEL had allowed payment of shunting and unloading charges. TSPL filed an appeal before the Honourable Supreme Court (SC), which by an order dated March 07, 2018 has decided the matter in favour of TSPL. Punjab State Power Corporation Limited (PSPCL) has not paid the due amount as per the direction of the Supreme court. Therefore, TSPL filed its contempt petition before the SC. On August 07, 2019, SC has passed order in the contempt petition in favour of TSPL and ordered PSPCL to pay the due amount in 8 weeks. PSPCL has paid
₹
 10,021 million
($ 133 million)
during the current financial year. PSPCL has filed an application in Supreme Court on October 10, 2019 seeking direction to designate an appropriate authority for arriving at the final amount as per its order. On November 25, 2019 the application has been dismissed and SC directed PSPCL to pay the remaining amount within 12 weeks. (i.e. February 17, 2020) On February 13, PSPCL has filed a miscellaneous application seeking additional time for compliance of order dated November 25, 2019. TSPL has also filed a second contempt petition on November 13, 2019 in Supreme Court regarding the remaining amount receivable from PSCPL. PSPCL has filed counter affidavit in reply to the second contempt petition. TSPL has filed rejoinder to the counter affidavit on February 24, 2020 and the next date of hearing is yet to be announced.
The outstanding dues including interest receivable in relation to this dispute is
₹
 11,354 million and
₹
 3,871

million ($ 51

million) as at March 31, 2019 and March 31, 2020 respectively.

In another matter relating to assessment of whether there has been a change in law following the execution of the Power Purchase Agreement, the Appellate Tribunal for Electricity has dismissed the appeal in July 2017 filed by TSPL. TSPL filed an appeal before the Honourable Supreme Court to seek relief which is yet to be listed. The outstanding trade receivables in relation to this dispute and other matters is
₹
 10,646 million and
₹
 12,978 million ($ 172 million)
as at March 31, 2019 and
March 31, 2020
respectively.
The Group, based on external legal opinion and its own assessment of the merits of the case, remains confident that it is highly probable that the Supreme court will uphold TSPL’s appeal and has thus continued to treat these balances as recoverable.

Additionally, at Vedanta Limited there were certain disputes with Grid Corporation of Odisha (GRIDCO) relating to computation of tariffs and differential revenues recognised with respect to tariffs pending finalisation by the Odisha State Regulatory Commission (OERC). During the previous year the said disputes were settled. However, GRIDCO has raised certain claims on the Company in respect of short supply of power for which a provision of
₹
 2,180
 m
illion  has been made. A Minutes of Meeting (MOM) has been signed with GRIDCO and subsequently Vedanta Limited has received payment of
₹
 550 million in March 2019. Based on short supply debit note raised by GRIDCO and adjudication on power tariff computation disputes by APTEL, GRIDCO has withheld
₹
 12,480 million, which the
C
ompany is confident of recovering. On June
22,
2020, OERC has pronounced the order on short supply compensation calculation methodology which is largely in favour of Vedanta Limited. As per the order, both parties have to reconcile and settle the matter in two months from the date of the order. Based on the said order the Company is confident that there is no requirement of any further provisioning.
4.	Includes claim receivables, advance recoverable (oil and gas business), prepaid expenses, export incentive receivables and receivables from KCM.
5.
Includes claims receivables, advance recoverable (oil and gas business) and others. It also includes advance profit petroleum of
₹
 2,976 million and
₹
 3,219 ($ 43 million) as at March 31, 2019 and March 31, 2020 respectively (Refer Note 37).

6 .
As at March 31, 2020, the Company and its subsidiaries have an outstanding receivable equivalent to
₹
 4,374 million ($ 58 million) (net of provision of
₹
 2,070 million ($ 27 million) from Konkola Copper Mines Plc (KCM), predominantly regarding monies advanced against future purchase of copper cathode/anode.

A provisional liquidator was appointed to manage KCM’s affairs on May 21, 2019, after ZCCM Investments Holdings Plc
(ZCCM-IH),
an entity majorly owned by the Government of Zambia and a 20.6% shareholder in KCM, filed a winding up petition against KCM. KCM’s majority shareholder, Vedanta Resources Holdings Limited (VRHL), and its parent company, Vedanta Resources Limited (VRL), are contesting the winding up petition in the Zambian courts. The appeal was listed for hearing on March 25, 2020 but has been adjourned due to
Covid-19
pandemic. In the meantime, the winding up petition continues to be stayed, pending the decision on VRHL’s application regarding arbitration.
VRHL and VRL had also commenced arbitration proceedings against
ZCCM-IH
with seat in Johannesburg consistent with their position that arbitration is the agreed dispute resolution process. Hearing is expected in January 2021. Meanwhile, KCM has not been supplying goods to the Company and/or its subsidiaries, which it was supposed to as per the terms of the advance.
The Group has recognised provision of
₹
 2,07
0
 million ($ 27 million) during the current year and based on its assessment considering the actions taken by VRL and VRHL, believes that there is a high probability of success and has thus continued to treat balance receivables as recoverable.

7 .	The total trade receivables as at April 01, 2018 were ₹ 53,136 Crore (net of provision for expected credit loss).